Note 2 - Going Concern (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Retained Earnings (Accumulated Deficit)	$ (104,424)		$ (87,084)	$ (76,624)
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation	$ (2,511)	$ (1,319)	$ (6,155)	$ (2,172)